Revenues by Product or Service (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 693,927	$ 798,175	$ 778,900
Wireless Service
Segment Reporting Information [Line Items]
Revenues	457,192	500,327	526,199
Wireline Service
Segment Reporting Information [Line Items]
Revenues	69,317	61,804	57,131
Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	157,506	221,610	178,836
Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	9,912	14,434	16,734
New Zealand
Segment Reporting Information [Line Items]
Revenues	486,380
New Zealand | Wireline Service
Segment Reporting Information [Line Items]
Revenues	69,317
Bolivia
Segment Reporting Information [Line Items]
Revenues	206,804
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues	486,380	556,410	520,042
Operating Segments | New Zealand | Wireless Service
Segment Reporting Information [Line Items]
Revenues	261,218	265,947	274,168
Operating Segments | New Zealand | Wireline Service
Segment Reporting Information [Line Items]
Revenues	69,317	61,804	57,131
Operating Segments | New Zealand | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	149,103	217,015	175,096
Operating Segments | New Zealand | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	6,742	11,644	13,647
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues	206,804	240,941	258,438
Operating Segments | Bolivia | Wireless Service
Segment Reporting Information [Line Items]
Revenues	195,974	234,380	252,031
Operating Segments | Bolivia | Equipment And Supplies Sales
Segment Reporting Information [Line Items]
Revenues	8,403	4,595	3,740
Operating Segments | Bolivia | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	2,427	1,966	2,667
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues	743	824	420
Corporate, Reconciling Items and Eliminations | Non-subscriber ILD and other Revenues
Segment Reporting Information [Line Items]
Revenues	$ 743	$ 824	$ 420